Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Revenue
The Company’s revenue from its revenue streams described in the preceding paragraphs for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021		2020		2019
(in thousands)	Revenue $	Revenue %	Revenue $	Revenue %	Revenue $	Revenue %
Capitated revenue
Medicare	$1,334,308	82.9%	$672,588	80.9%	$279,788	77.4%
Other capitated	194,812	12.1%	123,785	14.9%	61,113	16.9%

Total capitated revenue	1,529,120	95.0%	796,373	95.8%	340,901	94.3%

Fee-for-service and other revenue
Fee-for-service	25,383	1.6%	9,504	1.1%	5,769	1.6%
Pharmacy	36,306	2.3%	23,079	2.8%	12,897	3.6%
Other	18,560	1.1%	2,620	0.3%	1,817	0.5%

Total fee-for-service and other revenue	80,249	5.0%	35,203	4.2%	20,483	5.7%

Total revenue	$1,609,369	100.0%	$831,576	100.0%	$361,384	100.0%

Schedules of Concentration of Risk	Contracts with three of the HMOs accounted for the following amounts:

	As of and for the years ended December 31,
	2021	2020	2019
Revenues	59.9%	69.9%	60.0%
Accounts receivable	43.3%	47.9%	48.8%

Summary of Account Receivable Balance
Accounts receivable balances are summarized below:

	As of,
(in thousands)	December 31, 2021	December 31, 2020
Accounts receivable	$227,889	$112,799
Medicare risk adjustment	21,072	7,842
Unpaid service provider costs	(115,528)	(53,288)

Accounts receivable, net	$133,433	$67,353

Summary of Activity in Unpaid Service Provider Cost For The Period
Activity in unpaid service provider costs for the years ended December 31, 2021 and 2020 is summarized below:

(in thousands)	2021	2020
Balance as of January 1,	$54,524	$19,968
Incurred related to:
Current year	861,226	380,194
Prior years	5,494	752

	866,720	380,946
Paid related to:
Current year	732,117	325,670
Prior years	60,018	20,720

	792,135	346,390

Balance as of December 31,	$129,109	$54,524